Debt And Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Period of revolving credit facility	4 years
Borrowings under revolving credit facility	$ 2,250,000,000
Line of credit facility borrowing capacity, replaced	2,000,000,000
Line of credit facility fully transferable amount	100,000,000
Interest paid in cash	$ 32,000,000	$ 19,000,000	$ 11,000,000